Income Taxes - Unrecognized tax benefits rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 1,903	$ 1,903
Additions based on tax positions related to the current year	0	0
Reductions based on tax positions of prior years	(1,804)	0
Reductions due to lapse of applicable statute of limitation	0	0
Settlements	0	0
Ending balance of unrecognized tax benefits	$ 99	$ 1,903